Other Intangible Assets, Net: Schedule Of Finite Lived Intangible Assets Future Amortization Expense Net Table Text Block (Tables)	9 Months Ended
Mar. 31, 2014
Tables/Schedules
Schedule Of Finite Lived Intangible Assets Future Amortization Expense Net Table Text Block
Amortization
Remainder of FY 2014	$1,129,546
2015	4,518,184
2016	4,518,184
2017	4,518,184
2018	4,518,184
Thereafter	5,649,077
Total	$24,851,359